Other operating income and expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Analysis of other operating income
Gain on sale and leaseback transactions of aircraft and spare engines		$ 284,759	$ 609,168	$ 65,886
Loss on sale of rotable spare parts furniture and equipment		(8,954)	(2,356)	(908)
Administrative benefits				27,180
Other income		51,403	15,161	4,607
Other operating income	$ 17,363	327,208	621,973	96,765
Analysis of other operating expenses
Administrative and operational support expenses		581,181	536,079	539,101
Technology and communications		381,055	385,841	373,394
Passenger services		65,477	70,337	59,261
Insurance		74,661	60,892	54,569
Others		10,553	5,949	7,933
Other operating expenses	$ 59,056	$ 1,112,927	$ 1,059,098	$ 1,034,258